INVESTMENT IN EQUITY SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENT IN EQUITY SECURITIES

NOTE 7 – INVESTMENT IN EQUITY SECURITIES

In October 2023, Legacy Stardust Power subscribed to and purchased 13,949,579 ordinary shares (1.26% of the total equity) of QXR, an Australian limited liability company whose ordinary shares are listed on the Australian Securities Exchange (“ASX”), for $200,000. This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR. The Company will conduct feasibility studies to assess the lithium brine at its own cost and if successful, will have the option to execute a commercial off-take agreement with QXR for the supply of brine from the Project. No formal off-take agreement has been executed as at March 31, 2025. Further, no material expenses have been incurred towards the feasibility studies during the three months ended March 31, 2025. All costs associated with the feasibility studies would be expensed as incurred.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

The Company neither has a controlling financial interest nor does it exercise significant influence over QXR. Accordingly, the investment in QXR’s ordinary shares does not result in either the consolidation or application of equity method of accounting for the Company.

QXR’s ordinary shares are listed on the ASX with a readily determinable fair value and change in fair value is recognized in the unaudited condensed consolidated statement of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $30,676 and $34,707 as at March 31, 2025, and December 31, 2024, respectively. The Company recognized a loss of $4,031 and $54,658 for the three months ended March 31, 2025, and March 31, 2024, respectively, due to change in fair value of securities in the unaudited condensed consolidated statement of operations. Further, this investment in securities has been disclosed outside of current assets on the unaudited condensed consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.

In December 2024 Stardust Power subscribed to and purchased 10,000,000 ordinary shares (approximately 6% of the total equity) of IRIS Metals Limited (“IRIS Metals”), an Australian limited company whose ordinary shares are listed on the ASX for $1,600,000. This investment in the ordinary shares of IRIS Metals allows the Company to explore strategic partnership with, or investment in, IRIS Metals, including without limitation, a commercial off take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off take agreement has been executed as at March 31, 2025. Further no material expenses have been incurred towards due diligence during the three months ended March 31, 2025. All cost associated would be expensed as incurred. The Company neither has a controlling financial interest nor does it exercise significant influence over IRIS Metals. Accordingly, the investment in IRIS Metals’ ordinary shares does not result in either the consolidation or application of equity method of accounting for the Company. Additionally, the Company has the option to acquire a second tranche of 10,000,000 shares on similar terms as the initial investment, plus 20,000,000 free attaching warrants to acquire ordinary shares of IRIS Metals at an exercise price of $0.40 per share. This second tranche investment is subject to approval by the Company and IRIS Metals shareholders and other conditions precedent.

IRIS Metals’ ordinary shares are listed on the ASX with a readily determined fair value and change in the fair value is recognized in the consolidated statements of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $1,476,501 and $1,461,715 as at March 31, 2025 and December 31, 2024, respectively. The company recognized a gain of $14,786 for the three months ended March 31, 2025, due to change in fair value of securities in the consolidated statements of operations. Further, this investment in securities has been disclosed outside of current assets on the consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.

NOTE 10 – INVESTMENT IN EQUITY SECURITIES

In October 2023, Legacy Stardust Power subscribed to and purchased 13,949,579 ordinary shares (1.26% of the total equity) of QXR, an Australian limited liability company whose ordinary shares are listed on the Australian Securities Exchange (“ASX”), for $200,000. This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR. The Company will conduct feasibility studies to assess the lithium brine at its own cost and if successful, will have the option to execute a commercial off-take agreement with QXR for the supply of brine from the Project. No formal off-take agreement has been executed as at December 31, 2024. Further, no material expenses have been incurred towards the feasibility studies during the year ended December 31, 2024. All costs associated with the feasibility studies would be expensed as incurred.

The Company neither has a controlling financial interest nor does it exercise significant influence over QXR. Accordingly, the investment in QXR’s ordinary shares does not result in either the consolidation or application of equity method of accounting for the Company.

QXR’s ordinary shares are listed on the ASX with a readily determinable fair value and change in fair value is recognized in the consolidated statements of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $34,707 and $218,556 as at December 31, 2024 and December 31, 2023, respectively. The Company recognized a loss of $183,849 for the year ended December 31, 2024, and a gain of $18,556 for the period from March 16, 2023 (inception) to December 31, 2023, due to change in fair value of securities in the consolidated statements of operations. Further, this investment in securities has been disclosed outside of current assets on the consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In December 2024 Stardust Power subscribed to and purchased 10,000,000 ordinary shares (approximately 6% of the total equity) of IRIS Metals Limited (IRIS Metals), an Australian limited company whose ordinary shares are listed on the Australian securities exchange (“ASX”) for $1,600,000. This investment in the ordinary shares of IRIS Metals allows the Company to explore strategic partnership with, or investment in, IRIS Metals, including without limitation, a commercial off take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off take agreement has been executed as at December 31, 2024. Further no material expenses have been incurred towards due diligence during the year ended December 31, 2024. All cost associated would be expensed as incurred. The Company neither has a controlling financial interest nor does it exercise significant influence over IRIS Metals. Accordingly, the investment in IRIS Metals’ ordinary shares does not result in either the consolidation or application of equity method of accounting for the Company. Additionally, the Company has the option to acquire a second tranche of 10,000,000 shares on similar terms as the initial investment, plus 20,000,000 free attaching warrants to acquire ordinary shares of IRIS Metals at an exercise price of $0.40 per share. This second tranche investment is subject to approval by the Company and IRIS Metals shareholders and other conditions precedent.

IRIS Metals’ ordinary shares are listed on the ASX with a readily determined fair value and change in the fair value is recognized in the consolidated statements of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $1,461,715 as at December 31, 2024.The company recognized a loss of $138,285 for the year ended December 31, 2024, due to change in fair value of securities in the consolidated statements of operations. Further, this investment in securities has been disclosed outside of current assets on the consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.